Revenue from Contract with Customers	12 Months Ended
Dec. 26, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
NOTE 4: REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred Revenue
During the year ended December 26, 2020, we recognized $712 million in revenue from our beginning deferred revenue balance.
During the year ended December 28, 2019, we recognized $628 million in revenue from our beginning deferred revenue balance.
During the year ended December 29, 2018, we recognized $536 million in revenue from our beginning deferred revenue balance. We added $4 million to deferred revenue due to effect of business combinations. An additional $15 million was recognized from deferred revenue due to changes in estimates resulting from a release of revenue under reserve for a single customer in connection with such customer’s right under certain circumstances to claw-back revenue from us within twelve months of payment.
Transaction Price Allocated to the Remaining Performance Obligations
As of December 26, 2020, we have $903 million in estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be billed and recognized as revenue in future periods. We expect to recognize revenue on approximately 91% over the next 12 months, 9% in the next 13 to 36 months, with the remaining balance recognized thereafter.
Contract Costs
The following tables summarize the various contract costs capitalized on our consolidated financial statements:

(in millions)	December 28, 2019	December 26, 2020
Capitalized acquisition costs within:
Deferred costs	$109	$135
Other long-term assets	9	18

Total capitalized acquisition costs	$118	$153

Capitalized fulfillment costs within:
Deferred costs	$2	$2

Total capitalized fulfillment costs	$2	$2

The following tables summarize the amortization of contract acquisitions and fulfillment costs on our consolidated financial stat ements:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization of capitalized acquisition costs:
Net revenue	$25	$23	$17
Cost of sales	141	154	193
Sales and marketing	8	7	7

Total amortization of capitalized acquisition costs from continuing operations	174	184	217
Discontinued operations	50	74	82

Total amortization of capitalized acquisition costs	$224	$258	$299

Amortization of capitalized fulfillment costs:
Cost of sales	$6	$5	$3
Discontinued operations	5	7	10

Total amortization of capitalized acquisition costs	$11	$12	$13

There were no impairment losses in relation to capitalized acquisition or fulfillments costs for the years ended December 26, 2020, December 28, 2019 and December 29, 2018.